Intangible Assets - Other intangible assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	[1]	$ 3,884	$ 4,015
Additions		498	289
Amortisation charge		(379)	(349)
Disposals and transfers		(6)	(6)
Exchange differences and other movements		(11)	(65)
Intangible assets balance at the end of the period		3,986	3,884	[1]
Cost/Gross amount
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period		5,665	5,462
Intangible assets balance at the end of the period		6,122	5,665
Accumulated amortisation
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period		(1,781)	(1,447)
Intangible assets balance at the end of the period		(2,136)	(1,781)
Distribution rights
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period		3,630	3,782
Additions		415	206
Amortisation charge		(330)	(301)
Exchange differences and other movements		(6)	(57)
Intangible assets balance at the end of the period		3,709	3,630
Distribution rights | Cost/Gross amount
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period		5,176	5,037
Intangible assets balance at the end of the period		5,585	5,176
Distribution rights | Accumulated amortisation
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period		(1,546)	(1,255)
Intangible assets balance at the end of the period		(1,876)	(1,546)
Other intangibles
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period		254	233
Additions		83	83
Amortisation charge		(49)	(48)
Disposals and transfers		(6)	(6)
Exchange differences and other movements		(5)	(8)
Intangible assets balance at the end of the period		277	254
Other intangibles | Cost/Gross amount
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period		489	425
Intangible assets balance at the end of the period		537	489
Other intangibles | Accumulated amortisation
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period		(235)	(192)
Intangible assets balance at the end of the period		$ (260)	$ (235)

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published